Summary of Significant Accounting Policies - Additional Information (Details)					12 Months Ended
	Oct. 17, 2017 CNY (¥) Installment	Oct. 17, 2017 USD ($) Installment	Mar. 17, 2017 CNY (¥)	Mar. 17, 2017 USD ($)	Dec. 31, 2017 CNY (¥) Customer Segment ¥ / $	Dec. 31, 2017 USD ($) Customer Segment	Dec. 31, 2016 CNY (¥) Customer ¥ / $	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 CNY (¥) Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2017 USD ($) ¥ / $	Oct. 31, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) ¥ / $	Jun. 30, 2016 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Exchange rates used for translation (RMB to US$) | ¥ / $					6.5342		6.9370				6.5342			6.9370
Convenience translation rate					6.5063						6.5063
Restricted cash					¥ 2,392,573,000		¥ 802,887,000				$ 367,732,000
Short-term investments					1,958,910,000		260,000,000				$ 301,079,000
Number of installments | Installment	2	2
Non-financial assets, fair value disclosure, recurring					0
Non-financial liabilities, fair value disclosure, recurring					0
Transfer of assets into level 3					0		0
Transfer of assets out of level 3					0		0
Transfer of liabilities into level 3					0		0
Transfer of liabilities out of level 3					0		0
Impairment of long-lived assets					0	$ 0	0	$ 0	¥ 0	$ 0
Gain from quality assurance fund					5,885,000	$ 904,000	99,961,000		42,358,000
Maximum potential future payment of quality assurance fund					¥ 1,220,980		389,573
Percentage of principal amount invested received					0.10%	0.10%
Restricted cash transferred to cash and cash equivalents												¥ 45,567,000
Reversal of gains					¥ 213,958,000
Value added tax percentage					6.00%	6.00%
Expected discretionary payment to investor reserve					¥ 107,660,000
Share based compensation expenses					65,324,000
Government grants received					¥ 1,682,000		6,436,000		70,000
Income tax benefits likelihood percentage of description					The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority.	The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority.
Number of reportable segments | Segment					1	1
Number of geographical segments | Segment					0	0
Percentage on statutory reserve contribution from net profit					50.00%						50.00%
Appropriations to the general reserve					¥ 39,428,000		15,662,000		0
Sales and Marketing Expenses
Summary Of Significant Accounting Policies [Line Items]
Advertising and online marketing expenses					779,737,000		349,421,000		115,942,000
General and Administrative Expenses
Summary Of Significant Accounting Policies [Line Items]
Research and development expenditures					164,869,000		114,648,000		14,137,000
Share based compensation expenses					106,152,000		¥ 0		¥ 0
Intelligent Investment Advisor Company
Summary Of Significant Accounting Policies [Line Items]
Acquisition of Series A convertible preferred shares of an intelligent investment advisor company, consideration amount			¥ 2,068,000	$ 300,000
Investee’s equity interests, percentage			9.089%	9.089%
Overseas Company
Summary Of Significant Accounting Policies [Line Items]
Acquisition of Series A convertible preferred shares of an intelligent investment advisor company, consideration amount	¥ 1,438,000	$ 217,000
Investee’s equity interests, percentage	1.465%	1.465%
Beijing Ling Li Yu Xun Investment Management Limited Company
Summary Of Significant Accounting Policies [Line Items]
Equity interests purchased															10.00%
Cash consideration for equity interests purchased															¥ 1,200,000
Impairment loss recognized					0
New E Wealth Management Limited Liability Company
Summary Of Significant Accounting Policies [Line Items]
Equity interests purchased							9.00%							9.00%
Cash consideration for equity interests purchased							¥ 1,228,000							$ 177,000
Impairment loss recognized					¥ 0
Shanghai Maokong Information Technology Limited Company
Summary Of Significant Accounting Policies [Line Items]
Equity interests purchased					20.00%						20.00%
Cash consideration for equity interests purchased													¥ 6,000,000
Impairment of intangible assets					¥ 0
Shanghai Social Credit Promotion Center
Summary Of Significant Accounting Policies [Line Items]
Equity interests purchased					4.762%						4.762%
Cash consideration for equity interests purchased					¥ 500,000
Impairment of intangible assets					0
Money Market Fund
Summary Of Significant Accounting Policies [Line Items]
Short-term investments							260,000,000
Wealth Management Products
Summary Of Significant Accounting Policies [Line Items]
Short-term investments					1,958,910,000
Quality Assurance Fund
Summary Of Significant Accounting Policies [Line Items]
Restricted cash					1,058,617,000		329,549,000
Investor Reserve Funds
Summary Of Significant Accounting Policies [Line Items]
Restricted cash					175,215,000		51,679,000
Cash Received from Investors or Borrowers Not Yet Disbursed
Summary Of Significant Accounting Policies [Line Items]
Restricted cash					1,113,966,000		421,659,000
Cash Received via Consolidated Trust Not Yet Distributed
Summary Of Significant Accounting Policies [Line Items]
Restricted cash					¥ 44,775,000		¥ 0
Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounted for more than 10% of net revenues | Customer					0	0	0	0	0	0
Number of customer accounted for more than 10% of accounts receivable | Customer					0	0	0	0
Maximum
Summary Of Significant Accounting Policies [Line Items]
Measurement period for goodwill adjustment					1 year	1 year
Cash and cash equivalents, original maturities period					3 months	3 months
Short-term investments, original maturities period					1 year	1 year
Loans receivable portfolio, personal loans term					12 months	12 months
Minimum
Summary Of Significant Accounting Policies [Line Items]
Short-term investments, original maturities period					3 months	3 months
Loans receivable portfolio, personal loans term					1 month	1 month
Income taxes examination likelihood realization on settlement percentage					50.00%	50.00%
Statutory reserve contribution percentage on net profit					10.00%						10.00%
Beijing Prosper
Summary Of Significant Accounting Policies [Line Items]
Power of attorney remain in force term					10 years	10 years
Beijing Prosper | Beijing Paipairongxin and Shanghai PPDai
Summary Of Significant Accounting Policies [Line Items]
Percentage to pay service fees by VIE's					100.00%	100.00%